EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY
Schedule of fair value measurement inputs and valuation techniques

As of November 7, 2023
2023 Warrant
Risk-free rate of return	4.37%
Estimated volatility rate	53.29%
Dividend yield	0%
Spot price of underling ordinary share	1,584
Exercise price	$3,240
Fair value of warrant	$926